Segment Information - Reconciliation of Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ 32,128	$ 31,772
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	29,867	29,410
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	2,335	2,463
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ (74)	$ (101)